Impairment (Details 3) - Property Plant And Equipment And Intangible Assets [Member]	Dec. 31, 2024 Exchange Number	Dec. 31, 2023 Exchange Number	Dec. 31, 2022 Exchange Number
IfrsStatementLineItems [Line Items]
Average Brent	65	65	55
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	4.64	4.65	4.76
2025 [Member]
IfrsStatementLineItems [Line Items]
Average Brent	83	78	75
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.00	5.04	5.00
2026 [Member]
IfrsStatementLineItems [Line Items]
Average Brent	77	75	70
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	4.92	5.03	4.97
2027 [Member]
IfrsStatementLineItems [Line Items]
Average Brent	74	73	65
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	4.87	4.98	4.88
2028 [Member]
IfrsStatementLineItems [Line Items]
Average Brent	71	70
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate | Exchange	4.83	4.90
2029 [Member]
IfrsStatementLineItems [Line Items]
Average Brent	68
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate | Exchange	4.79
2024 [Member]
IfrsStatementLineItems [Line Items]
Average Brent		80	80
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate		5.05	5.00
2023 [Member]
IfrsStatementLineItems [Line Items]
Average Brent			85
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate | Exchange			5.02